Law Offices of

                             CHAPMAN AND CUTLER LLP

              111 West Monroe Street, Chicago, Illinois  60603-4080
                            Telephone (312) 845-3000
                            Facsimile  (312) 701-2361
                                   chapman.com



                                 April 30, 2008



Securities and Exchange Commission
100 F Street, NE
Washington, D. C.  20549


     Re:              Matrix Defined Trusts 1 (the "Fund")
                                  (CIK 1422893)
                      ------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Matrix Capital Group, Inc., depositor and principal underwriter of the Fund, is a Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     As this is the first unit investment trust to be sponsored by Matrix Capital Group, Inc., we request review of the Registration Statement. The Fund consists of two underlying unit investment trusts, The America First Growth Portfolio, Series 1 and The America First Defensive Growth Portfolio, Series 1 (the "Trusts"). The Trusts will each invest in a portfolio primarily consisting of common stocks. The materials filed herewith have been prepared in general conformity with the materials submitted on behalf of Advisor's Disciplined Trust, Series 13, declared effective by the Securities and Exchange Commission (the "Commission") on August 5, 2004 (File No. 333-116816).

     A notification of registration on Form N-8A was submitted on January 10, 2008 and a registration statement under the Investment Company Act of 1940 on Form N-8B-2 was submitted to the Commission yesterday, April 29, 2008 (File No. 811-22166) which shall be applicable to all series of the Fund.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.




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     If you have any questions, please do not hesitate to contact Scott R.
Anderson at (312) 845-3834 or the undersigned at (312) 845-3787.

                                Very truly yours,

                                CHAPMAN AND CUTLER


                                By     /s/ MARK J. KNEEDY
                                  ----------------------------
                                        Mark J. Kneedy



MJK/erg
















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